Equity (Tables)	12 Months Ended
Dec. 31, 2017
Equity [Abstract]
Summary of Unit activity

The Company’s unit activity for the years ended December 31, 2017, 2016, and 2015 is as follows:

	Year Ended December 31,
	2017	2016	2015
	(in thousands)
Issued and outstanding units, beginning of the year (1)	1,500,000	813,021	165,771
Issuance of units to Citizen Members (1)	—	686,979	647,250
Units issued in exchange for contribution of oil and natural gas properties	1,500,000	—	—

Issued and outstanding units, end of the year	3,000,000	1,500,000	813,021

(1)	Reflects exchange of Citizen units for Roan units on retroactive basis